Leases - Narrative (Details)	Dec. 31, 2025
Leases
weighted-average remaining lease term - operating	7 years 10 months 2 days
weighted-average remaining lease term - finance	2 years 5 months 19 days
weighted average discount rate - operating	3.77%
weighted average discount rate - finance	3.37%